Convertible debt - Additional Information (Details) - CAD ($) $ / shares in Units, $ in Thousands	Jul. 16, 2025	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 13,439	$ 14,039
Initial recognition		$ 17,382	$ 0
Junior Secured Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 30,000
Original issue discount, percentage	16.00%
Original issue discount	$ 4,800
Funded amount received	$ 25,200
Interest rate	4.00%
Initial recognition	$ 17,382
Initial fair value of warrant liability	7,299
Transaction costs	$ 519
Conversion price (in dollars per share)	$ 4.20
Conversion offer acceptance period	10 days
Beneficial ownership cap upon conversion offer approval		10.00%